JPMORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Plus Fund
JPMorgan Intrepid Value Fund
(All Share Classes)
(series of JPMorgan Trust I)

JPMorgan Intrepid Mid Cap Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated November 20, 2008
to the Statement of Additional Information dated November 1, 2008 as supplemented

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Diversified Fund, JPMorgan Intrepid America Fund, JPMorgan Intrepid Growth Fund, JPMorgan Intrepid Plus Fund, JPMorgan Intrepid Mid Cap Fund, JPMorgan Intrepid Multi Cap Fund and JPMorgan Intrepid Value Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2008.

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Diversified Fund
Anne Lester	11	1,107	9	1,969	32	2,090
Patrik Jakobson	13	1,388	0	0	21	3,737
Michael Fredericks	0	0	0	0	0	0
Christopher Blum	21	9,082	5	463	9	324
Thomas Luddy	5	5,085	7	3,293	34	2,409
Scott Grimshaw	6	3,226	0	0	37	2,689
William Eigen*	0	0	0	0	0	0

Intrepid America Fund
Christopher Blum	19	5,549	5	463	9	324
Robert Weller	10	3,630	9	3,826	14	585
Jason Alonzo	9	3,541	9	3,826	14	585

Intrepid Growth Fund
Christopher Blum	19	6,794	5	463	9	324
Robert Weller	10	4,875	9	3,826	14	585
Jason Alonzo	9	4,786	9	3,826	14	585

Intrepid Plus Fund
Christopher Blum	19	8,961	5	463	9	324
Robert Weller	10	4,875	9	3,826	14	585
Jason Alonzo	9	6,953	9	3,826	14	585

SUP-SAI-INTP-TAR-1108

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Intrepid Mid Cap Fund
Christopher Blum	19	8,839	5	463	9	324
Robert Weller	10	6,443	9	3,826	14	585
Jason Alonzo	9	6,355	9	3,826	14	585

Intrepid Multi Cap Fund
Christopher Blum	19	9,002	5	463	9	325
Robert Weller	10	7,083	9	3,826	14	585
Jason Alonzo	9	6,994	9	3,826	14	585

Intrepid Value Fund
Christopher Blum	19	8,658	5	463	9	325
Robert Weller	10	6,739	9	3,826	14	585
Jason Alonzo	9	6,650	9	3,826	14	585

*	As of June 30, 2008, Mr. Eigen did not serve as a portfolio manager for JPMIM or JPMIA.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2008.

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Diversified Fund
Anne Lester	0	0	0	0	0	0
Patrik Jakobson	0	0	0	0	0	0
Michael Fredericks	0	0	0	0	0	0
Christopher Blum	0	0	1	11	2	62
Thomas Luddy	0	0	0	0	0	0
Scott Grimshaw	0	0	0	0	0	0
William Eigen*	0	0	0	0	0	0

Intrepid America Fund
Christopher Blum	0	0	1	11	2	62
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

Intrepid Growth Fund
Christopher Blum	0	0	1	11	2	62
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

Intrepid Plus Fund
Christopher Blum	0	0	1	11	2	62
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

Intrepid Mid Cap Fund
Christopher Blum	0	0	1	11	2	62
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)

Intrepid Multi Cap Fund
Christopher Blum	0	0	1	11	2	62
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

Intrepid Value Fund
Christopher Blum	0	0	1	11	2	62
Robert Weller	0	0	0	0	0	0
Jason Alonzo	0	0	0	0	0	0

*	As of June 30, 2008, Mr. Eigen did not serve as a portfolio manager for JPMIM or JPMIA.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2008.

Aggregate Dollar Range of Securities in the Fund

	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Diversified Fund
Anne Lester			X
Patrik Jakobson				X
Michael Fredericks	X
Christopher Blum	X
Thomas Luddy	X
Scott Grimshaw	X
William Eigen	X

Intrepid America Fund
Christopher Blum			X
Robert Weller				X
Jason Alonzo			X

Intrepid Growth Fund
Christopher Blum	X
Robert Weller				X
Jason Alonzo		X

Intrepid Mid Cap Fund
Christopher Blum	X
Robert Weller		X
Jason Alonzo	X

Intrepid Multi Cap Fund
Christopher Blum	X
Robert Weller				X
Jason Alonzo			X

Intrepid Plus Fund
Christopher Blum	X
Robert Weller	X
Jason Alonzo			X

Aggregate Dollar Range of Securities in the Fund

	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000

Intrepid Value Fund
Christopher Blum	X
Robert Weller				X
Jason Alonzo			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE